FINANCIAL RISK MANAGEMENT - Letters Of Credit And Guarantees (Details) - CAD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of notes and other explanatory information [Abstract]
Advance payments	$ 207.2	$ 63.6
Contract performance	110.7	100.2
Lease obligations	17.3	19.8
Financial obligations	69.5	58.9
Other	1.5	2.0
Letters of credit and guarantees, net	$ 406.2	$ 244.5